Fair Value Measurements - Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets (Detail) - Recurring Fair Value Measurement [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets Investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 42,919	$ 55,440
Assets Plan [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	216,548	204,527
Classification of Assets as Held for Sale [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	884	694,336
Derivative Instruments Assets [member] | Aircraft Fuel Hedges [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		525
Derivative Instruments Assets [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		11
Revalued Administrative Property [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	110,931	111,112
Significant Observable Inputs (Level 2) [member] | Assets Investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	42,919	55,440
Significant Observable Inputs (Level 2) [member] | Assets Plan [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	216,548	204,527
Significant Observable Inputs (Level 2) [member] | Classification of Assets as Held for Sale [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	884	694,336
Significant Observable Inputs (Level 2) [member] | Derivative Instruments Assets [member] | Aircraft Fuel Hedges [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		525
Significant Observable Inputs (Level 2) [member] | Derivative Instruments Assets [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		11
Significant Unobservable Inputs (Level 3) [member] | Revalued Administrative Property [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 110,931	$ 111,112